23. Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Legal And Administrative Proceedings Tables Abstract
Schedule of provision for legal and administrative proceedings
	2018	2017

Provision for legal and administrative proceedings	849,408	528,320

Civil (a)	111,301	132,422
Labor (b)	435,438	184,311
Tax (c)	271,214	180,643
Regulatory (d)	31,455	30,944

Schedule of reconciliation of provision for legal and administrative proceedings
	Dec/2017	Additions, net of reversals	Payments	Monetary adjustment	Dec/2018

	528,320	551,191	(536,647)	306,544	849,408

Civil (a)	132,422	239,705	(324,803)	63,977	111,301
Labor (b)	184,311	225,864	(114,450)	139,713	435,438
Tax (c)	180,643	84,990	(96,346)	101,927	271,214
Regulatory (d)	30,944	632	(1,048)	927	31,455

Schedule of tax provision
	12/2018	12/2017

Federal taxes	82,033	33,907
State taxes	103,546	59,403
Municipal taxes	1,713	1,738
TIM S.A. proceedings (purchase price allocation)	83,922	85,595
	271,214	180,643

Schedule of legal and administrative processes involving possible losses

	2018	2017

	18,734,644	16,757,282

Civil (e.1)	1,046,521	1,286,252
Labor and social security (e.2)	523,236	763,505
Tax (e.3)	16,530,061	14,528,617
Regulatory (e.4)	634,826	178,908

Schedule of civil contingent liabilities
	2018	2017
Actions filed by consumers (e.1.1)	405,635	453,231
ANATEL (e.1.2)	207,657	217,012
Consumer Protection Agencies (e.1.3)	84,231	158,620
Former trade partners (e.1.4)	173,213	182,843
Social and environmental, and infrastructure (e.1.5)	71,574	158,287
Other	104,211	116,259
	1,046,521	1,286,252

Schedule of tax contingent liabilities
	12/2018	12/2017
Federal Taxes (e.3.1)	3,952,125	3,752,877
State Taxes (e.3.2)	8,904,916	7,407,881
Municipal Taxes (e.3.3)	693,616	658,783
FUST, FUNTTEL and EBC (e.3.4)	2,979,404	2,709,076
	16,530,061	14,528,617